Derivatives - Schedule of Derivative Volumes (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2024 $ / bbl MBbls	Dec. 31, 2023 $ / bbl MBbls
Q4 2024 [Member]
Schedule of Derivative Volumes [Line Items]
Volume (in Thousands of Barrels (of Oil)) | MBbls	9,000
Weighted average floor price	70
Weighted average ceiling price	85.5
Weighted average sold call	85.5
Q4 2024 [Member] | Commodity Swaps [Member]
Schedule of Derivative Volumes [Line Items]
Volume (in Thousands of Barrels (of Oil)) | MBbls	2,250
Weighted average floor price	70.89
Q1-Q4 2025 [Member]
Schedule of Derivative Volumes [Line Items]
Volume (in Thousands of Barrels (of Oil)) | MBbls		3,000
Weighted average floor price		67.96
Q1-Q4 2025 [Member] | Commodity Swaps [Member]
Schedule of Derivative Volumes [Line Items]
Volume (in Thousands of Barrels (of Oil)) | MBbls	5,000
Weighted average floor price	70.21